COMMITMENTS AND CONTINGENCIES (Details)						3 Months Ended		12 Months Ended
	Nov. 03, 2025 USD ($)	Nov. 03, 2025 CAD ($)	Sep. 29, 2025 USD ($) $ / shares shares	Jun. 01, 2024 USD ($)	Jun. 01, 2024 CAD ($)	Feb. 28, 2026 USD ($)	Feb. 28, 2025 USD ($)	Nov. 30, 2025 USD ($)	Nov. 30, 2024 USD ($)	Oct. 15, 2025 shares	Jan. 01, 2024 USD ($) shares
OPERATING LEASE
One-time cash payment											$ 25,000
Initial grant of stock options | shares											1,000,000
Rent expense									$ 0
Number of stock options issuable to CFO | shares										90,000
PubCo
OPERATING LEASE
Number of warrants issuable | shares			2,500,000
Exercise price of warrants (in dollars per share) | $ / shares			$ 12
PubCo | Series A Cumulative Convertible Preferred Stock
OPERATING LEASE
Number of stock issuable | shares			29,700
Aggregate amount of stock issuable			$ 29,700,000
Dividend rate, if paid in kind (as a percent)			12.00%
Dividend rate, if paid in cash (as a percent)			10.00%
Conversion price | $ / shares			$ 11.88
Conversion ratio			0.0118
Office Space
OPERATING LEASE
Lease term	2 years	2 years
Monthly payments				$ 7,500	$ 10,500
Rent expense						$ 22,678	$ 26,460	$ 86,892	$ 27,589
Office Lease, Vancouver, Canada
OPERATING LEASE
Lease term	2 years	2 years
Monthly payments	$ 69,450	$ 5,787
Rent expense						$ 11,312	$ 0	$ 3,662